Long-term loans (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Interest expenses amount	$ 149,222	$ 215,120	$ 205,047
Revolving loan from third party	$ 5,000,000.0
Interest rate on debt	4.50%
Mr Dehong Zhang [Member]
Outstanding principal amount	$ 400,000
Loan amount	700,000
Mr Dehong Zhang One [Member]
Loan amount	$ 700,000